Carrying Value of Equity Investment in Far South East (Parenthetical) (Detail) (Far Southeast (FSE) Deposit)	Dec. 31, 2013	Dec. 31, 2012
Far Southeast (FSE) Deposit
Schedule of Equity Method Investments [Line Items]
Ownership %	40.00%	40.00%